Segmented Information - Summary of Company's Reportable Operating Segments Footnotes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total revenue	$ 176,283	$ 179,636
Royalty revenue
Disclosure of operating segments [line items]
Total revenue	68,541	73,052
Other | Canada
Disclosure of operating segments [line items]
Total revenue	22,900	23,300
Other | Mexico
Disclosure of operating segments [line items]
Total revenue	1,500	3,600
Other | Other
Disclosure of operating segments [line items]
Total revenue	2,900	3,700
Copper | Antamina | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	2,200	9,100
Copper | Other
Disclosure of operating segments [line items]
Total revenue	3,100	4,700
Other Base Metal Product | Antamina | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	700	2,900
Other Base Metal Product | Other
Disclosure of operating segments [line items]
Total revenue	6,900	5,900
Gold | Mercedes
Disclosure of operating segments [line items]
Total revenue	9,200	21,800
Gold | Other
Disclosure of operating segments [line items]
Total revenue	26,800	22,200
Silver | Mercedes
Disclosure of operating segments [line items]
Total revenue	300	3,000
Diamonds | Other
Disclosure of operating segments [line items]
Total revenue	$ 2,000	$ 3,300